INITIAL BUSINESS COMBINATION (Details Narrative) - $ / shares	Sep. 30, 2023	Dec. 31, 2022
Business Acquisition [Line Items]
Share price		$ 10.00
Seamless Group Inc [Member]
Business Acquisition [Line Items]
Share price	$ 10.00